Consolidated Statements of Comprehensive Income - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net income	€ 3,456	€ 3,237	€ 8,484
Attributable to equity holders of Sanofi	3,430	3,184	8,371
Attributable to non-controlling interests	26	53	113
Other comprehensive income:
Actuarial gains/(losses)	141	1,110	654
Change in fair value of equity instruments included in financial assets and financial liabilities	3	13	13
Tax effects	(59)	(336)	(216)
Items not subsequently reclassifiable to profit or loss	85	787	451
Change in fair value of debt instruments included in financial assets	6	(52)	(77)
Change in fair value of cash flow hedges	1	(17)	7
Change in currency translation differences	(1,057)	3,435	2,278
Tax effects	(8)	97	105
Items subsequently reclassifiable to profit or loss	(1,058)	3,463	2,313
Other comprehensive income for the period, net of taxes	(973)	4,250	2,764
Comprehensive income	2,483	7,487	11,248
Attributable to equity holders of Sanofi	2,465	7,415	11,130
Attributable to non-controlling interests	€ 18	€ 72	€ 118